Property, Plant and Equipment, net (Details) - USD ($) $ in Thousands	5 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation		$ (1,110)	$ (307)	$ (70)
Property, plant and equipment, net		5,115	3,262	253
Depreciation expense	$ 41	797	59
Computer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross		1,103	739	128
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross		626	442	43
Laboratory equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross		2,009	1,357	13
Software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross		736	359	36
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross		1,447	$ 672	$ 103
Construction in process
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross		$ 304